Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Loss Contingencies [Line Items]
Commitments and Contingencies

11. Commitments and Contingencies

Fixed Time Charter Commitments

We had the following future minimum fixed time charter hire and sub-lease receipts based on non-cancelable long-term fixed time charter contracts and sub-leases as of June 30, 2025:

Less than one year	10,475,466
Later than one year but less than two years	10,628,627
Later than two years but less than three years	11,232,178
Later than three years but less than four years	11,376,529
Later than four years but less than five years	8,009,832
Total lease receipts	51,722,632

Contingencies

On June 30, 2025, the Company entered into a Memorandum of Agreement (“MOA”) to acquire from a related party the C/V A. Obelix at the purchase price of $25.25 million (Note 3).

In the ordinary course of operations, the Company becomes party to various claims initiated by charterers, ship owners, and other parties. The Company believes the ultimate settlement of such claims is adequately provided for by insurance or provisions included in the unaudited interim condensed consolidated financial statements such that their ultimate outcome will not have a material effect on the Company’s consolidated business, financial position, or results of operations, although there is an inability to predict with certainty the ultimate outcome of such claim. The Company is not aware of any such claims which should be disclosed, or for which a provision should be established in the unaudited interim condensed consolidated financial statements.